UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: October 31, 2009*

*	This Form N-Q pertains to the following series of the Registrant: MFS Emerging Markets Debt Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Emerging Markets Debt Fund

10/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09

Issuer	Shares/Par		Value ($)
Bonds – 90.1%
Foreign Bonds – 89.7%
Argentina – 4.4%
Republic of Argentina, 8.28%, 2033		$15,991,616	$11,274,089
Republic of Argentina, FRN, 0.943%, 2012		30,403,425	25,465,826
Republic of Argentina, FRN, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038		55,638,000	19,751,490

			$56,491,405

Brazil – 12.6%
Arcos Dorados B.V., 7.5%, 2019 (n)		$6,506,000	$6,278,290
Banco BMG S.A., 9.95%, 2019 (z)		3,689,000	3,596,775
Banco Bradesco S.A., 6.75%, 2019 (n)		7,390,000	7,453,597
Banco do Brasil S.A., 8.5%, 2049 (z)		10,841,000	11,155,389
BNDES Participacoes S.A., 6.5%, 2019 (n)		3,080,000	3,241,700
Brazil Nota do Tesouro Nacional, 10%, 2010	BRL	16,487,000	9,360,283
CCL Finance Ltd., 9.5%, 2014 (n)		$5,612,000	5,969,765
CSN Islands XI Corp., 6.875%, 2019 (n)		4,922,000	4,798,950
Dasa Finance Corp., 8.75%, 2018		2,450,000	2,578,625
ELETROBRAS S.A., 6.875%, 2019		350,000	366,625
ELETROBRAS S.A., 6.875%, 2019 (n)		4,484,000	4,696,990
Embraer Overseas Ltd., 6.375%, 2020		3,777,000	3,578,708
Federative Republic of Brazil, 10%, 2012	BRL	5,452,000	3,001,051
Federative Republic of Brazil, 6%, 2017		$14,677,000	15,689,713
Federative Republic of Brazil, 8.875%, 2024		1,973,000	2,569,833
Federative Republic of Brazil, 8.25%, 2034		13,647,000	17,536,395
Federative Republic of Brazil, 7.125%, 2037		2,567,000	2,958,468
Fibria Overseas Finance, 9.25%, 2019 (z)		6,765,000	7,089,720
Global Village Telecom Finance LLC, 12%, 2011 (n)		1,739,400	1,780,711
Independencia International, 9.875%, 2015 (d)(n)		569,000	113,800
ISA Capital do Brasil S.A., 8.8%, 2017		6,772,000	7,381,480
Net Servicos de Comunicacao S.A., 7.5%, 2020 (z)		4,217,000	4,174,830
Odebrecht Finance Ltd., 7%, 2020 (z)		6,040,000	5,707,800
Petrobras International Finance, 6.875%, 2040		8,246,000	8,237,754
Petrobras International Finance Co., 7.875%, 2019		2,944,000	3,326,720
Petrobras International Finance Co., 5.75%, 2020		5,809,000	5,791,573
Republic of Brazil, 5.625%, 2041		6,182,000	5,811,080
Telemar Norte Leste S.A., 9.5%, 2019		2,200,000	2,590,500
Telemar Norte Leste S.A., 9.5%, 2019 (n)		2,830,000	3,332,325

			$160,169,450

Chile – 1.4%
Corporacion Nacional del Cobre de Chile, 6.15%, 2036		$3,937,000	$3,944,126
Empresa Nacional del Petroleo, 6.25%, 2019		700,000	746,392
Empresa Nacional del Petroleo, 6.25%, 2019 (n)		3,996,000	4,260,831
Enersis S.A., 7.4%, 2016		2,144,000	2,405,034
Inversiones CMPC S.A., 6.125%, 2019 (z)		3,811,000	3,814,354
Sociedad Quimica y Minera de Chile S.A., 6.125%, 2016		2,632,000	2,721,335

			$17,892,072

China – 2.1%
Citic Resources Holdings Ltd., 6.75%, 2014		$19,196,000	$18,380,170
Lumena Resources Corp., 12%, 2014 (z)		6,421,000	5,907,320
Sino-Forest Corp., 10.25%, 2014 (n)		1,780,000	1,895,700
Sino-Forest Corp., 10.25%, 2014		1,093,000	1,164,045

			$27,347,235

Colombia – 2.7%
Ecopetrol S.A., 7.625%, 2019		$4,058,000	$4,423,220
Republic of Colombia, 7.375%, 2019		7,951,000	8,992,581
Republic of Colombia, 8.125%, 2024		2,675,000	3,169,875

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Colombia – continued
Republic of Colombia, 7.375%, 2037	$10,434,000	$11,555,655
Republic of Colombia, 6.125%, 2041	6,877,000	6,533,150

		$34,674,481

Croatia – 0.5%
Republic of Croatia, 6.75%, 2019 (z)	$6,297,000	$6,355,247

Dominican Republic – 0.2%
Dominican Republic, 8.625%, 2027	$2,888,000	$2,859,120

El Salvador – 0.5%
Republic of El Salvador, 7.75%, 2023	$6,503,000	$6,828,150

Indonesia – 5.2%
Indo Integrated Energy B.V., 9.75%, 2016 (z)	$5,610,000	$5,610,000
Majapahit Holding B.V., 7.75%, 2016	1,795,000	1,864,646
Majapahit Holding B.V., 8%, 2019 (n)	2,815,000	2,871,300
Majapahit Holding B.V., 7.75%, 2020 (z)	9,402,000	9,322,271
Majapahit Holding B.V., 7.875%, 2037	4,135,000	3,915,659
PT Adaro Indonesia, 7.625%, 2019 (z)	3,998,000	3,948,025
Republic of Indonesia, 10.375%, 2014 (n)	4,482,000	5,378,400
Republic of Indonesia, 10.375%, 2014	1,641,000	1,969,200
Republic of Indonesia, 6.875%, 2018 (n)	1,808,000	1,921,000
Republic of Indonesia, 6.875%, 2018	4,513,000	4,795,062
Republic of Indonesia, 11.625%, 2019	2,957,000	4,080,660
Republic of Indonesia, 11.625%, 2019 (n)	10,907,000	15,051,660
Republic of Indonesia, 8.5%, 2035	851,000	1,008,435
Republic of Indonesia, 7.75%, 2038	4,675,000	5,049,000

		$66,785,318

Iraq – 0.5%
Republic of Iraq, 5.8%, 2028	$8,299,000	$6,369,483

Jamaica – 0.4%
Digicel Group Ltd., 9.25%, 2012	$3,133,000	$3,179,995
Digicel Group Ltd., 12%, 2014 (n)	2,291,000	2,583,102

		$5,763,097

Kazakhstan – 4.2%
Eurasian Development Bank, 7.375%, 2014 (n)	$4,074,000	$4,216,590
Intergas Finance B.V., 6.375%, 2017	4,720,000	4,436,800
KazMunaiGaz Finance B.V., 8.375%, 2013	4,095,000	4,309,988
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	1,861,000	1,958,703
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	13,249,000	15,832,555
KazMunaiGaz Finance B.V., 11.75%, 2015	14,603,000	17,450,585
KazMunaiGaz Finance B.V., 9.125%, 2018	3,368,000	3,704,800
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	924,000	1,016,400

		$52,926,421

Malaysia – 0.5%
Petronas Capital Ltd., 5.25%, 2019 (n)	$5,779,000	$5,834,842

Mexico – 8.6%
Alestra S. de R.L. de C.V., 11.75%, 2014 (n)	$3,464,000	$3,897,000
Axtel S.A.B. de C.V., 9%, 2019 (n)	2,870,000	2,956,100
Controladora Mabe S.A. de C.V., 7.875%, 2019 (z)	6,320,000	6,067,200
Corporación Geo S. A. B. de C. V., 8.875%, 2014 (n)	4,790,000	4,945,675
Pemex Project Funding Master Trust, 5.75%, 2018	32,321,000	31,997,790
Pemex Project Funding Master Trust, 6.625%, 2035	26,841,000	26,221,349
Pemex Project Funding Master Trust, 6.625%, 2038	3,751,000	3,638,958
United Mexican States, 5.95%, 2019	20,880,000	21,819,600

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Mexico – continued
United Mexican States, 6.05%, 2040	$7,928,000	$7,959,712

		$109,503,384

Panama – 1.7%
Newland International Properties Corp., 9.5%, 2014	$1,484,000	$1,305,920
Newland International Properties Corp., 9.5%, 2014 (n)	2,500,000	2,200,000
Panama Canal Railway Co., 7%, 2026	1,452,378	1,111,069
Panama Canal Railway Co., 7%, 2026 (n)	1,977,748	1,512,977
Republic of Panama, 9.375%, 2029	11,302,000	15,370,720

		$21,500,686

Peru – 2.7%
Banco de Credito del Peru, 9.75% to 2019, FRN to 2069 (z)	$3,689,000	$3,689,000
IIRSA Norte Finance Ltd., 8.75%, 2024	1,810,313	1,855,571
IIRSA Norte Finance Ltd., 8.75%, 2024 (z)	1,566,214	1,605,369
Peru Enhanced Pass-Through Trust, 0%, 2018	6,658,970	5,077,465
Republic of Peru, 7.125%, 2019	2,094,000	2,376,690
Republic of Peru, 7.35%, 2025	8,719,000	10,005,053
Republic of Peru, 6.55%, 2037	6,078,000	6,321,120
Southern Copper Corp., 7.5%, 2035	2,938,000	3,034,484

		$33,964,752

Philippines – 5.2%
National Power Corp., 6.875%, 2016	$408,000	$429,420
National Power Corp., 6.875%, 2016 (n)	477,000	502,042
National Power Corp., 8.4%, 2016	786,000	886,215
National Power Corp., 7.25%, 2019 (n)	2,973,000	3,188,542
Republic of Philippines, 9.375%, 2017	11,179,000	13,889,908
Republic of Philippines, 9.875%, 2019	4,976,000	6,419,040
Republic of Philippines, 8.375%, 2019	1,428,000	1,727,880
Republic of Philippines, 6.5%, 2020	4,770,000	5,062,162
Republic of Philippines, 7.5%, 2024	9,299,000	10,298,642
Republic of Philippines, 10.625%, 2025	4,356,000	6,076,620
Republic of Philippines, 6.375%, 2032	10,140,000	9,886,500
Republic of Philippines, 6.375%, 2034	8,066,000	7,884,515

		$66,251,486

Poland – 0.8%
Republic of Poland, 6.375%, 2019	$8,905,000	$9,805,830

Qatar – 2.8%
Qtel International Finance Ltd., 7.875%, 2019	$7,614,000	$8,885,005
Qtel International Finance Ltd., 7.875%, 2019 (n)	8,341,000	9,733,363
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (n)	5,713,000	6,302,027
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	1,250,000	1,378,879
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020	2,543,000	2,564,870
State of Qatar, 6.55%, 2019 (n)	4,522,000	5,042,030
State of Qatar, 6.55%, 2019	1,050,000	1,170,750

		$35,076,924

Russia – 9.1%
Gaz Capital S.A., 8.125%, 2014	$1,450,000	$1,531,635
Gaz Capital S.A., 8.125%, 2014 (n)	3,042,000	3,213,264
Gazprom International S.A., 5.625%, 2013	2,315,648	2,361,961
Russian Agricultural Bank, 7.125%, 2014 (n)	442,000	459,945
Russian Federation, FRN, 7.5%, 2030	81,233,656	90,380,566
Russian Ministry of Finance, 12.75%, 2028	9,185,000	15,845,044
TransCapitalInvest Ltd., 5.67%, 2014	2,458,000	2,418,057

		$116,210,472

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Serbia – 0.8%
Republic of Serbia, 3.75% to 2009, 6.75% to 2024	$10,018,000	$9,817,640

Singapore – 0.2%
DBS Capital Funding Corp., 7.675% to 2011, FRN to 2049	$2,157,000	$2,178,824

South Africa – 0.4%
Republic of South Africa, 6.875%, 2019	$4,173,000	$4,658,111

South Korea – 1.2%
Export-Import Bank of Korea, 5.875%, 2015	$2,868,000	$3,022,981
Kookmin Bank, 7.25%, 2014	400,000	443,065
Kookmin Bank, 7.25%, 2014 (n)	1,900,000	2,104,558
Korea Expressway Corp., 4.5%, 2015 (z)	3,320,000	3,313,729
National Agricultural Co., 5%, 2014 (n)	4,342,000	4,419,409
Woori America Bank, 7%, 2015 (n)	1,891,000	2,041,781
Woori Bank, 7%, 2015	550,000	593,855

		$15,939,378

Sri Lanka – 0.1%
Republic of Sri Lanka, 7.4%, 2015 (z)	$1,831,000	$1,831,000

Trinidad & Tobago – 1.7%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019	$3,087,000	$3,503,745
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 2019 (n)	12,647,000	14,354,345
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	3,993,000	3,713,490

		$21,571,580

Turkey – 7.3%
Republic of Turkey, 7.25%, 2015	$10,610,000	$11,830,150
Republic of Turkey, 7.5%, 2017	4,742,000	5,293,258
Republic of Turkey, 6.75%, 2018	7,612,000	8,115,914
Republic of Turkey, 7%, 2019	8,684,000	9,346,155
Republic of Turkey, 7.5%, 2019	10,050,000	11,331,375
Republic of Turkey, 7%, 2020	6,252,000	6,713,085
Republic of Turkey, 7.375%, 2025	25,753,000	28,263,918
Republic of Turkey, 8%, 2034	6,397,000	7,260,595
Republic of Turkey, 7.25%, 2038	4,633,000	4,783,572

		$92,938,022

Ukraine – 0.6%
Republic of Ukraine, 6.385%, 2012	$2,173,000	$1,852,700
Republic of Ukraine, 7.65%, 2013	3,782,000	3,365,980
Republic of Ukraine, 6.75%, 2017	936,000	685,713
Ukraine Government International, 6.58%, 2016	2,105,000	1,547,385

		$7,451,778

United Arab Emirates – 1.7%
Abu Dhabi Commercial Bank, 4.75%, 2014 (z)	$5,463,000	$5,453,554
Emirate of Abu Dhabi, 6.75%, 2019	2,628,000	3,003,825
Emirate of Abu Dhabi, 6.75%, 2019 (n)	3,585,000	4,097,684
Mubadala Development Co., 7.625%, 2019	4,077,000	4,627,395
Mubadala Development Co., 7.625%, 2019 (n)	4,225,000	4,795,375

		$21,977,833

Uruguay – 2.3%
Republic of Uruguay, 8%, 2022	$13,040,728	$14,736,023
Republic of Uruguay, 6.875%, 2025	6,833,000	7,072,155
Republic of Uruguay, 7.625%, 2036	6,866,000	7,398,115

		$29,206,293

Venezuela – 7.3%
Petroleos de Venezuela S.A., 5.25%, 2017	$11,434,200	$6,700,441

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Venezuela – continued
Republic of Venezuela, 8.5%, 2014		$3,013,000	$2,568,583
Republic of Venezuela, 5.75%, 2016		31,529,000	21,203,252
Republic of Venezuela, 7%, 2018		29,034,000	19,380,195
Republic of Venezuela, 9%, 2023		30,429,000	21,452,445
Republic of Venezuela, 7.65%, 2025		22,128,000	13,498,080
Republic of Venezuela, 9.25%, 2027		9,800,000	7,791,000

			$92,593,996

Total Foreign Bonds			$1,142,774,310

U.S. Bonds – 0.4%
Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017		$4,646,000	$4,994,450

Freeport-McMoRan Copper & Gold, Inc., FRN, 3.881%, 2015		616,000	622,788

			$5,617,238

Total U.S. Bonds			$5,617,238

Total Bonds			$1,148,391,548

Money Market Funds (v) – 8.4%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value		106,385,491	$106,385,491

Issuer/Expiration Date/Strike Price		Par Amount	Value ($)
Call Options Purchased – 0.0%
MXN Currency - November 2009 @ $12.794	MXN	153,719,910	$45,501

Issuer		Shares/Par	Value ($)
Collateral for Securities Loaned – 0.0%
Navigator Securities Lending Prime Portfolio, at Net Asset Value		83,738	$83,738

Total Investments			$1,254,906,278

Other Assets, Less Liabilities – 1.5%			18,979,613

Net Assets – 100.0%			$1,273,885,891

(d)	Non-income producing security - in default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $176,253,328, representing 13.8% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Abu Dhabi Commercial Bank, 4.75%, 2014	10/01/09 - 10/14/09	$5,438,863	$5,453,554
Banco BMG S.A., 9.95%, 2019	10/29/09	3,620,754	3,596,775
Banco de Credito del Peru, 9.75% to 2019, FRN to 2069	10/30/09	3,689,000	3,689,000
Banco do Brasil S.A., 8.5%, 2049	10/13/09 - 10/26/09	10,862,680	11,155,389
Controladora Mabe S.A. de C.V., 7.875%, 2019	10/21/09	6,320,000	6,067,200
Fibria Overseas Finance, 9.25%, 2019	10/26/09	6,710,880	7,089,720
IIRSA Norte Finance Ltd., 8.75%, 2024	8/03/06 - 7/17/09	1,627,769	1,605,369
Indo Integrated Energy B.V., 9.75%, 2016	10/29/09	5,610,000	5,610,000
Inversiones CMPC S.A., 6.125%, 2019	10/29/09	3,777,349	3,814,354
Korea Expressway Corp., 4.5%, 2015	10/15/09	3,297,922	3,313,729
Lumena Resources Corp., 12%, 2014	10/21/09	6,354,620	5,907,320
Majapahit Holding B.V., 7.75%, 2020	8/03/09 - 8/11/09	9,322,271	9,322,271
Net Servicos de Comunicacao S.A., 7.5%, 2020	10/28/09	4,180,734	4,174,830
Odebrecht Finance Ltd., 7%, 2020	10/14/09 - 10/23/09	5,928,353	5,707,800
PT Adaro Indonesia, 7.625%, 2019	10/15/09	3,963,657	3,948,025

MFS Emerging Markets Debt Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 10/31/09 - continued

Restricted Securities	Acquisition Date	Cost	Current Market Value
Republic of Croatia, 6.75%, 2019	10/29/09	$6,181,135	$6,355,247
Republic of Sri Lanka, 7.4%, 2015	10/15/09	1,831,000	1,831,000

Total Restricted Securities			$88,641,583
% of Net Assets			7.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL	Brazilian Real
IDR	Indonesian Rupiah
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
TRY	Turkish Lira

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/09 - continued

The following is a summary of the levels used as of October 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$963,210,973	$—	$963,210,973
Corporate Bonds	—	5,617,238	—	5,617,238
Foreign Bonds	—	179,608,838	—	179,608,838
Mutual Funds	106,469,229	—	—	106,469,229

Total Investments	$106,469,229	$1,148,437,049	$—	$1,254,906,278

Other Financial Instruments
Futures	$(332,040)	$—	$—	$(332,040)
Forward Currency Contracts	—	140,377	—	140,377

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,188,838,684

Gross unrealized appreciation	$69,625,149
Gross unrealized depreciation	(3,557,555)

Net unrealized appreciation (depreciation)	$66,067,594

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 10/31/09

Forward Foreign Currency Exchange Contracts at 10/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Barclays Bank PLC	4,865,817	11/24/09	$2,660,610	$2,750,759	$90,149
BUY	BRL	Deutsche Bank AG	944,000	12/07/09	528,555	532,297	3,742
BUY	BRL	HSBC Bank	978,000	11/24/09	549,130	552,886	3,756
SELL	BRL	Deutsche Bank AG	2,162,222	12/02/09	1,225,055	1,220,339	4,716
BUY	IDR	HSBC Bank	15,464,957,988	11/23/09	1,425,342	1,613,230	187,888
BUY	IDR	Merrill Lynch International Bank	29,728,903,999	11/02/09	3,092,950	3,112,974	20,024
BUY	IDR	JPMorgan Chase Bank	25,000,000,000	11/02/09	2,585,452	2,617,801	32,349
SELL	IDR	Merrill Lynch International Bank	13,837,830,000	11/02/09	1,462,000	1,448,987	13,013
SELL	IDR	JPMorgan Chase Bank	25,000,000,000	11/02/09	2,641,310	2,617,801	23,509
BUY	KRW	Merrill Lynch International Bank	726,020,000	11/19/09	611,643	613,976	2,333
BUY	MXN	Citibank N.A.	21,015,000	11/25/09	1,544,301	1,587,239	42,938
BUY	MXN	Merrill Lynch International Bank	63,988,000	11/09/09 - 11/25/09	4,698,153	4,838,703	140,550
BUY	MXN	JPMorgan Chase Bank	68,860,410	11/05/09 - 11/09/09	5,005,783	5,212,989	207,206
BUY	MXN	HSBC Bank	7,689,000	11/09/09	568,944	581,954	13,010
SELL	MXN	JPMorgan Chase Bank	71,035,000	11/09/09	5,422,519	5,376,399	46,120
SELL	PHP	Deutsche Bank AG	11,018,000	11/03/09	231,958	231,398	560
SELL	PHP	HSBC Bank	101,668,000	11/03/09	2,138,128	2,135,209	2,919
SELL	PHP	JPMorgan Chase Bank	11,018,000	11/03/09	231,856	231,398	458

							$835,240

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/09 - continued

Forward Foreign Currency Exchange Contracts at 10/31/09 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	BRL	HSBC Bank	14,290,000	12/02/09 - 12/15/09	$8,236,936	$8,055,946	$(180,990)
BUY	BRL	Deutsche Bank AG	2,162,222	11/03/09	1,232,737	1,227,419	(5,318)
BUY	BRL	JPMorgan Chase Bank	3,007,000	11/24/09	1,721,730	1,699,927	(21,803)
SELL	BRL	Deutsche Bank AG	2,162,222	11/03/09	1,221,111	1,227,419	(6,308)
BUY	IDR	Credit Suisse Group	3,766,257,000	11/19/09	403,240	393,176	(10,064)
BUY	IDR	JPMorgan Chase Bank	21,840,906,134	11/09/09 - 11/19/09	2,297,001	2,284,328	(12,673)
BUY	IDR	Merrill Lynch International Bank	10,588,677,000	11/09/09 - 11/19/09	1,121,682	1,106,467	(15,215)
SELL	IDR	Merrill Lynch International Bank	22,173,817,962	11/02/09 - 11/19/09	2,291,449	2,319,869	(28,420)
BUY	KRW	Deutsche Bank AG	5,785,893,000	11/05/09 - 11/27/09	4,919,626	4,893,268	(26,358)
BUY	KRW	Merrill Lynch International Bank	4,060,559,000	11/19/09	3,464,641	3,433,906	(30,735)
BUY	KRW	JPMorgan Chase Bank	4,107,151,000	11/13/09	3,516,360	3,473,572	(42,788)
BUY	MXN	HSBC Bank	4,691,000	11/09/09	355,177	355,046	(131)
BUY	MXN	Barclays Bank PLC	7,981,000	11/25/09	616,890	602,796	(14,094)
BUY	MXN	JPMorgan Chase Bank	33,970,000	1/19/10	2,563,871	2,546,842	(17,029)
SELL	MXN	JPMorgan Chase Bank	121,613,000	11/05/09 - 1/19/10	9,105,856	9,172,293	(66,437)
BUY	MYR	JPMorgan Chase Bank	16,784,000	11/30/09	4,965,681	4,912,429	(53,252)
BUY	PHP	Deutsche Bank AG	22,036,000	11/03/09 - 12/03/09	463,326	462,177	(1,149)
BUY	PHP	HSBC Bank	203,336,000	11/03/09 - 12/03/09	4,283,966	4,264,712	(19,254)
BUY	PHP	JPMorgan Chase Bank	11,018,000	11/03/09	236,845	231,398	(5,447)
BUY	RUB	Barclays Bank PLC	89,601,000	12/16/09	3,063,282	3,040,495	(22,787)
BUY	TRY	Citibank N.A.	1,005,000	11/25/09	671,454	665,818	(5,636)
BUY	TRY	Deutsche Bank AG	6,399,962	11/25/09	4,262,379	4,240,009	(22,370)
BUY	TRY	HSBC Bank	12,818,000	11/25/09	8,558,951	8,491,994	(66,957)
BUY	TRY	JPMorgan Chase Bank	1,826,452	11/25/09	1,215,932	1,210,034	(5,898)
BUY	TRY	UBS AG	901,000	11/25/09	610,667	596,917	(13,750)

							$(694,863)

Futures Contracts Outstanding at 10/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr (Short)	USD	180	$39,169,688	Dec-09	$(231,255)
U.S. Treasury Note 10 yr (Short)	USD	125	14,826,172	Dec-09	(100,785)

					$(332,040)

At October 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS Emerging Markets Debt Fund

Supplemental Information (Unaudited) 10/31/09 - continued

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	27,263,418	195,293,790	(116,171,717)	106,385,491

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,939	$106,385,491

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of October 31, 2009, are as follows:

Brazil	12.9%
Russia	9.7%
Mexico	8.8%
United States	7.6%
Venezuela	7.6%
Turkey	7.5%
Indonesia	5.4%
Philippines	5.4%
Argentina	4.5%
Other Countries	30.6%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: December 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: December 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 17, 2009

*	Print name and title of each signing officer under his or her signature.